OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
Other liabilities are composed of the following for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Deferred compensation (1)	6,584	3,943
Deferred income on partially forgivable government loans (2)	2,098	2,525
Interest rate swap agreements (3)	1,642	4,025
Contract liabilities	938	565
Royalty liabilities	926	301
Deferred social security tax (4)	—	3,239
Other	359	168
	12,547	14,766

(1)Refer to Note 20 for additional information on other long-term employee benefit plans.
(2)Refer to Note 14 for additional information on deferred income on partially forgivable government loans.
(3)Refer to Note 24 for additional information regarding the fair value of interest rate swap agreements.
(4)The Coronavirus, Aid, Relief and Economic Security Act enacted in 2020 allows employers to defer until a future period the deposit and payment of the employer's share of Social Security taxes in the United States. The amount herein represents the long-term portion of these deferred payroll taxes with the short-term portion recorded on the Company’s consolidated balance sheet under the caption accounts payable and accrued liabilities.